Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]
BALANCE at Dec. 31, 2009	$ 395,278	$ 406,333	$ (40,831)	$ 33,858	$ (4,082)
BALANCE (in shares) at Dec. 31, 2009		31,076,784
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from exercise of options, net (in shares)		1,324,756
Proceeds from exercise of options, net	31,686	31,686	0	0	0
Share-based payments expense (in shares)		485,582
Share-based payments expense	16,234	16,234	0	0	0
Tax benefit on share-based compensation expense	6,770	6,770	0	0	0
Repurchases of common stock (in shares)	(1,072,037)	(1,072,037)
Repurchases of common stock	(49,245)	0	(49,245)	0	0
Debt conversion feature	(26,854)	(26,854)	0	0	0
Net income	51,008	0	0	51,008	0
Other comprehensive income, net of tax	1,132	0	0	0	1,132
BALANCE at Dec. 31, 2010	426,009	434,169	(90,076)	84,866	(2,950)
BALANCE (in shares) at Dec. 31, 2010		31,815,085
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from exercise of options, net (in shares)		112,364
Proceeds from exercise of options, net	3,261	3,261	0	0	0
Adjustments related to tax withholding for share-based compensation (in shares)		(39,276)
Adjustments related to tax withholding for share-based compensation	(1,794)	(1,794)	0	0	0
Share-based payments expense (in shares)		365,641
Share-based payments expense	16,211	16,211	0	0	0
Tax benefit on share-based compensation expense	2,548	2,548	0	0	0
Repurchases of common stock (in shares)	(1,374,036)	(1,374,036)
Repurchases of common stock	(63,349)	0	(63,349)	0	0
Debt conversion feature	26,854	26,854	0	0	0
Net income	103,883	0	0	103,883	0
Other comprehensive income, net of tax	279	0	0	0	279
BALANCE at Dec. 31, 2011	513,902	481,249	(153,425)	188,749	(2,671)
BALANCE (in shares) at Dec. 31, 2011	30,879,778	30,879,778
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from exercise of options, net (in shares)		381,468
Proceeds from exercise of options, net	8,263	8,263	0	0	0
Adjustments related to tax withholding for share-based compensation (in shares)		(61,362)
Adjustments related to tax withholding for share-based compensation	(3,671)	(3,671)	0	0	0
Share-based payments expense (in shares)		225,445
Share-based payments expense	19,362	19,362	0	0	0
Tax benefit on share-based compensation expense	5,418	5,418	0	0	0
Repurchases of common stock (in shares)	(2,799,115)	(2,799,115)
Repurchases of common stock	(139,724)	0	(139,724)	0	0
Convertible debt - conversion option (in shares)		109
Convertible debt - conversion option	(5,740)	(5,740)	0	0	0
Net income	150,230		0	150,230	0
Other comprehensive income, net of tax	1,048		0	0	1,048
BALANCE at Dec. 31, 2012	$ 549,088	$ 504,881	$ (293,149)	$ 338,979	$ (1,623)
BALANCE (in shares) at Dec. 31, 2012	28,626,323	28,626,323